NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
NATURE OF OPERATIONS AND GOING CONCERN
Total comprehensive loss	$ (2,378,053)	$ (1,363,638)	$ (6,923,964)
Accumulated deficit	$ (44,478,202)	$ (41,787,524)